Net loss per share - Calculation of Basic and Diluted Net Loss Per Share Footnote (Details)		1 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Common stock exchange ratio	206.81%	206.81%	206.81%